Charter arrangements - Shipping revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shipping Revenues [Abstract]
Time charter revenues	[1]	$ 64,462	$ 100,310	$ 118,997
Voyage charter revenues	[2]	311,480	254,742	234,646
Other shipping revenues		0	0	2,366
Shipping revenues		$ 375,941	$ 355,052	$ 356,010

[1]	Revenue in accordance with IAS 17 Leases
[2]	2018 revenue is presented in accordance with IFRS 15 Revenue from Contracts with Customers. The comparative information has not been restated.